As filed with the Securities and Exchange Commission on March 15, 2016
File Nos. 333-204408 and 811-23059

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 2	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 4	[ ]

(Check appropriate box or boxes)

CLOUGH FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of Principal Executive Offices)

303.623.5277
(Registrant’s Telephone Number, including Area Code)

Abigail J. Murray
c/o ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and Address of Agent for Service)

Copy to:

Derek Steingarten	Miriam S. Gross
K&L Gates LLP	General Counsel
599 Lexington Avenue	Clough Capital Partners L.P.
New York, NY 10022	One Post Office Square
40th Floor
Boston, MA 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

x	immediately upon filing pursuant to paragraph (b)
on (date), pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on March 15, 2016.

CLOUGH FUNDS TRUST
(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President and Trustee	March 15, 2016
Edmund J. Burke

/s/ James E. Canty	Trustee and Chairman	March 15, 2016
James E. Canty*

/s/ Jeremy W. Deems	Trustee	March 15, 2016
Jeremy W. Deems*

/s/ James M. Maxwell	Trustee	March 15, 2016
James M. Maxwell*

/s/ Michael P. McCauley	Trustee	March 15, 2016
Michael P. McCauley*

/s/ Clifford J. Weber	Trustee	March 15, 2016
Clifford J. Weber*

/s/ Patrick D. Buchanan	Treasurer	March 15, 2016
Patrick D. Buchanan

*	Signature affixed by Abigail J. Murray pursuant to a power of attorney dated July 9, 2015, previously filed on August 10, 2015.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase